RELATED PARTIES - Benefits to directors (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) director	Jun. 30, 2023 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf	$ 30	$ 64
Share-based payments to directors not employed by the Company or on its behalf	51
Employee benefits and share-based compensation by the Company or on its behalf	$ 81	$ 64
Number of directors entitled to receive the above compensation by the Company | director	4	3